Document and Entity Information	May 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2022
Entity Registrant Name	EVOKE PHARMA, INC.
Entity Central Index Key	0001403708
Entity Emerging Growth Company	false
Entity File Number	001-36075
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8447886
Entity Address, Address Line One	420 Stevens Avenue
Entity Address, Address Line Two	Suite 370
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	(858)
Local Phone Number	345-1494
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock,par value $0.0001 per share
Trading Symbol	EVOK
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-31